UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, NE 68114
 (Address of principal executive offices) (Zip code)

Edson A. Bridges III
8401 West Dodge Road, Suite 256
Omaha, NE 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual

Shareholder Report

2016

8401 West Dodge Road - Suite 256 - Omaha, NE 68114
P: (402) 397-4700   F: (402) 397-8617   www.bridgesfund.com

(This Page Intentionally Left Blank.)

Contents of Report

Page 1	Shareholder Letter
Exhibit 1	Portfolio Transactions During the
Page 3	Period from January 1, 2016 through
June 30, 2016
Exhibit 2	Selected Historical Financial Information
Pages 4 – 5
Pages 6 – 7	Expense Example
Page 8	Allocation of Portfolio Holdings
Pages 9 – 22	Financial Statements
Pages 23 – 29	Additional Disclosures

IMPORTANT NOTICES

Must be preceded or accompanied by a Prospectus.

Opinions expressed herein are those of Edson L. Bridges III and are subject to change. They are not guarantees and should not be considered investment advice.

The S&P 500 Index is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the U.S. equity market in general. The Russell 1000 Growth Index is an unmanaged composite of stocks that measures the performance of the stocks of companies with higher price-to- book ratios and higher forecasted growth values from a universe of the 1,000 largest U.S. companies based on total market capitalization. You cannot invest directly in a specific index.

Dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price. Dividend yield is represented as a percentage and can be calculated by dividing the dollar value of dividends paid in a given year per share of stock held by the dollar value of one share of stock.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business. Positive cash flow indicates that a company’s liquid assets are increasing, enabling it to settle debts, reinvest in its business, return money to shareholders, pay expenses and provide a buffer against future financial challenges. Negative cash flow indicates that a company’s liquid assets are decreasing.  Cash flow is used to assess the quality of a company’s income, that is, how liquid it is, which can indicate whether the company is positioned to remain solvent.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

Mutual fund investing involves risk. Principal loss is possible. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Bridges Investment Fund is distributed by Quasar Distributors, LLC.

Earnings growth is not representative of the fund’s future performance.

July 14, 2016

Dear Shareholder:

Bridges Investment Fund had a total return of -0.69% in the second quarter of 2016, which trailed the 2.46% total return for the S&P 500 and the 0.61% total return for the Russell 1000 Growth Index over the same period. For the twelve month period ended June 30, 2016, the Fund had a total return of -5.08% versus 3.99% for the S&P 500 and 3.02% for the Russell 1000 Growth Index.  For the three year period ended June 30, 2016, the Fund had an average annual total return of 8.52% versus 11.66% for the S&P 500 and 13.07% for the Russell 1000 Growth Index.  For the five year period ended June 30, 2016, the Fund had an average annual total return of 9.47% versus 12.10% for the S&P 500 and 12.35% for the Russell 1000 Growth Index.  For the ten year period ended June 30, 2016, the Fund had an average annual total return of 5.74% versus 7.42% for the S&P 500 and 8.78% for the Russell 1000 Growth Index.  The Fund’s expense ratio is 0.82%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance stated above. Performance data current to the most recent month end may be obtained by calling 866-934-4700.

The Fund’s performance over the past twelve months has been disappointing.  Several of the Fund’s largest holdings have struggled since July of 2015:  Apple (-21%), MasterCard (-10%), Celgene (-25%), and Union Pacific (-11%) all lagged the essentially flat price change in the S&P 500 since July 31, 2015.  The declines in these four stocks stemmed from company-specific risk factors that were unrelated to each other, but which surfaced during the same twelve month period.   Our financial services holdings have also lagged over the past year as their profitability has been negatively impacted by historically low interest rates.

We remain constructive on all four companies because 1) we believe that they have solid business franchises that are well-positioned to grow shareholder value at attractive rates over the long run, and 2) they trade at attractive valuation levels.

The Fund has also historically not owned utilities and telecommunications stocks, and in recent years it has been underweighted in consumer staples companies.  These three sectors have been the best performing groups in the stock market over the past few quarters, as investors have bid up their valuations in search of dividend yield.  Our valuation work suggested that these three groups were very fully valued a year ago; we believe their valuations are even more stretched at present, but our underweighting in these three groups has cost us some performance over the past year.

In contrast, the Fund has in recent years been over-weighted in health care and financial services companies.  Health stocks have broadly declined since last July, in part because of concerns of increasing regulation.  Valuations in health care are

Shareholder Letter	July 14, 2016

currently at the lowest levels in several years.  Similarly, financial services stocks have been negatively impacted by continued declines in interest rates; their valuations are also very low, which we believe creates opportunity for investors going forward.

Stocks rallied during the second quarter, continuing the advance that began in mid-February.  The U.S. equity market shrugged off the surprise Brexit vote in the U.K. near the end of June, with the S&P 500 closing the second quarter at 2099, just a few points off of its high level for 2016.

In the aggregate, U.S. equities are trading close to our estimate of fair value.  We believe that earnings growth will be the most important determinant of the stock market’s direction over the next several years.  In a sluggish global growth environment, we remain focused on owning those companies that we believe can produce acceptable profit growth, and which sell at attractive valuation levels.  While many of our core holdings have not had positive stock price performance over the past several quarters, we believe they remain attractive over the long run.

We will continue to identify and own companies that we believe can show solid earnings and cash flow progress in a challenging economic environment.

Sincerely,

Edson L. Bridges III, CFA
President and Chief Executive Officer

Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS
DURING THE PERIOD FROM
JANUARY 1, 2016 THROUGH JUNE 30, 2016
(Unaudited)

	Bought or	Held After
Securities	Received	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

Ameriprise Financial, Inc.	10,000	10,000
Amgen, Inc.	5,000	5,000
Chevron Corp.	2,000	22,000
Cognizant Technology Solutions Corp. – Class A	3,000	18,000
Continental Resources, Inc.	5,000	45,000
Facebook, Inc.	2,000	17,000
FedEx Corp.	5,000	5,000
Level 3 Communications, Inc.	10,000	10,000
Perrigo Co. Plc	3,000	13,000

	Sold or	Held After
Securities	Exchanged	Transactions
Common Stock Unless	$1,000 Par	$1,000 Par
Described Otherwise	Value (M)	Value (M)
	or Shares	or Shares

Altria Group, Inc.	10,000	25,000
Eaton Corp. Plc	5,000	30,000
Express Scripts Holding Co.	10,000	40,000
Home Depot, Inc. 5.4%, 03/01/2016(1)	200,000	—
iShares NASDAQ Biotechnology ETF	1,500	—
Philip Morris International, Inc.	5,000	15,000
QUALCOMM, Inc.	5,000	35,000
Roper Technologies, Inc.	2,000	8,000
TRowe Price Group, Inc.	5,000	10,000

(1)	Matured at Par on March 1, 2016.

Exhibit 2

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – – – Year End Statistics – – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
07-01-63	$109,000	10,900	$10.00	$—	$—
12-31-63	159,187	15,510	10.13	.07	—
12-31-64	369,149	33,643	10.97	.28	—
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	—
12-31-67	850,119	64,427	13.20	.295	—
12-31-68	1,103,734	74,502	14.81	.315	—
12-31-69	1,085,186	84,807	12.80	.36	—
12-31-70	1,054,162	90,941	11.59	.37	—
12-31-71	1,236,601	93,285	13.26	.37	—
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	—
12-31-75	1,056,439	111,619	9.46	.35	—
12-31-76	1,402,661	124,264	11.29	.38	—
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648

Exhibit 2
(Continued)

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION
(Unaudited)

– – – – – – – – – – – Year End Statistics – – – – – – – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
12-31-99	$69,735,684	1,508,154	$46.24	$.30	$.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716
12-31-01	60,244,912	1,940,494	31.05	.26	—
12-31-02	45,854,541	1,989,769	23.05	.20	—
12-31-03	62,586,435	2,016,560	31.04	.24	—
12-31-04	74,281,648	2,230,038	33.31	.305	—
12-31-05	80,715,484	2,305,765	35.01	.2798	—
12-31-06	82,754,479	2,336,366	35.42	.2695	—
12-31-07	77,416,617	2,258,380	34.28	.2364	2.5735
12-31-08	49,448,417	2,257,410	21.91	.2603	—
12-31-09	67,435,343	2,303,377	29.28	.17	—
12-31-10	75,014,486	2,307,301	32.51	.126	—
12-31-11	73,779,028	2,266,478	32.55	.1586	—
12-31-12	83,361,384	2,256,216	36.95	.207	—
12-31-13	110,155,511	2,335,264	47.17	.2408	1.62945
12-31-14	122,102,388	2,463,893	49.56	.265	1.71490
12-31-15	116,368,311	2,378,851	48.92	.2725	.5244

 – – – – – Current Six Months Compared to Same Six Months in Prior Year – – – – –

Valuation	Net	Shares	Net Asset	Dividend/	Capital
Date	Assets	Outstanding	Value/Share	Share	Gains/Share
06-30-15	$120,413,571	2,366,647	$50.88	$.130	$—
06-30-16	112,770,732	2,374,188	47.50	$.135	—

BRIDGES INVESTMENT FUND, INC.

EXPENSE EXAMPLE

JUNE 30, 2016
(Unaudited)

As a shareholder of the Bridges Investment Fund, Inc., you incur ongoing costs, including management fees; services fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2016 – June 30, 2016).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers (including redemption requests), returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2016 –
	January 1, 2016	June 30, 2016	June 30, 2016
Actual	$1,000	$ 973.70	$4.13
Hypothetical
(5% annualized return
before expenses)	$1,000	$1,020.68	$4.23

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

BRIDGES INVESTMENT FUND, INC.

ALLOCATION OF PORTFOLIO HOLDINGS

PERCENTAGE OF TOTAL INVESTMENTS

JUNE 30, 2016
(Unaudited)

COMPONENTS OF PORTFOLIO HOLDINGS
Common Stocks	$96,624,553
Exchange Traded Funds	11,717,250
Corporate Bonds	760,749
Short-Term Investments	3,851,984
Total	$112,954,536

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2016
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS – 85.68%

Administrative and Support Services – 1.13%
PayPal Holdings, Inc. (a)	35,000	$871,561	$1,277,850

Ambulatory Health Care Services – 1.10%
DaVita HealthCare Partners, Inc. (a)	16,000	$961,035	$1,237,120

Amusement, Gambling, and
Recreation Industries – 2.86%
The Walt Disney Co.	33,000	$1,706,859	$3,228,060

Beverage and Tobacco
Product Manufacturing – 4.10%
Altria Group, Inc.	25,000	$655,641	$1,724,000
PepsiCo, Inc.	13,000	632,331	1,377,220
Philip Morris International, Inc.	15,000	640,580	1,525,800
		$1,928,552	$4,627,020
Broadcasting (except Internet) – 1.73%
Comcast Corp.	30,000	$1,381,050	$1,955,700

Chemical Manufacturing – 8.25%
Allergan Plc (a)	15,000	$2,160,151	$3,466,351
Ecolab, Inc.	15,000	1,436,988	1,779,000
Gilead Sciences, Inc.	20,000	1,781,107	1,668,400
Johnson & Johnson	10,000	866,300	1,213,000
Perrigo Co. Plc	13,000	1,855,432	1,178,710
		$8,099,978	$9,305,461
Computer and Electronic
Product Manufacturing – 7.59%
Apple, Inc.	70,000	$1,181,978	$6,692,000
QUALCOMM, Inc.	35,000	1,482,755	1,874,950
		$2,664,733	$8,566,950
Couriers and Messengers – 1.63%
FedEx Corp.	5,000	$832,646	$758,900
United Parcel Service, Inc. – Class B	10,000	985,007	1,077,200
		$1,817,653	$1,836,100

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2016
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)

Credit Intermediation and
Related Activities – 7.36%
Ameriprise Financial, Inc.	10,000	$978,417	$898,500
Capital One Financial Corp.	35,000	1,042,098	2,222,850
JPMorgan Chase & Co.	30,000	1,721,192	1,864,200
Wells Fargo & Co.	70,000	1,821,948	3,313,100
		$5,563,655	$8,298,650
Electrical Equipment, Appliance,
and Component Manufacturing – 1.59%
Eaton Corp. Plc	30,000	$1,557,168	$1,791,900

Food Services and Drinking Places – 1.52%
Starbucks Corp.	30,000	$561,001	$1,713,600

Health and Personal Care Stores – 2.69%
Express Scripts Holding Co. (a)	40,000	$1,207,482	$3,032,000

Insurance Carriers and Related Activities – 2.57%
Berkshire Hathaway, Inc. – Class B (a)	20,000	$678,649	$2,895,800

Machinery Manufacturing – 1.21%
Roper Technologies, Inc.	8,000	$335,931	$1,364,480

Nonstore Retailers – 3.17%
Amazon.com, Inc. (a)	5,000	$1,231,664	$3,578,100

Oil and Gas Extraction – 1.81%
Continental Resources, Inc. (a)	45,000	$1,294,799	$2,037,150

Other Information Services – 6.68%
Alphabet, Inc. – Class A (a)	4,000	$847,060	$2,814,120
Alphabet, Inc. – Class C (a)	4,010	844,083	2,775,321
Facebook, Inc. (a)	17,000	1,493,487	1,942,760
		$3,184,630	$7,532,201
Petroleum and Coal
Products Manufacturing – 2.05%
Chevron Corp.	22,000	$1,206,019	$2,306,260

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2016
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS (Continued)

Professional, Scientific, and
Technical Services – 18.78%
Amgen, Inc.	5,000	$803,590	$760,750
Biogen, Inc. (a)	5,000	1,343,341	1,209,100
Celgene Corp. (a)	48,000	2,357,821	4,734,240
Cognizant Technology
Solutions Corp. – Class A (a)	18,000	1,027,279	1,030,320
MasterCard, Inc.	75,000	1,337,065	6,604,500
Priceline Group, Inc. (a)	3,100	1,807,093	3,870,071
Visa, Inc. – Class A	40,000	745,136	2,966,800
		$9,421,325	$21,175,781
Rail Transportation – 4.02%
Union Pacific Corp.	52,000	$1,674,381	$4,537,000

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 3.38%
BlackRock, Inc.	9,000	$2,079,709	$3,082,770
TRowe Price Group, Inc.	10,000	484,495	729,700
		$2,564,204	$3,812,470
Telecommunications – 0.46%
Level 3 Communications, Inc. (a)	10,000	$537,335	$514,900

TOTAL COMMON STOCKS		$50,449,664	$96,624,553

EXCHANGE TRADED FUNDS – 10.39%

Funds, Trusts, and Other Financial Vehicles – 10.39%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$5,975,600
iShares Core S&P Small-Cap ETF	35,000	2,407,647	4,067,350
iShares Trust MSCI EAFE ETF	30,000	1,709,691	1,674,300

TOTAL EXCHANGE TRADED FUNDS		$7,802,104	$11,717,250

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Continued)

JUNE 30, 2016
(Unaudited)

	Principal
Title of Security	Amount	Cost	Value
CORPORATE BONDS – 0.67%

Broadcasting (except Internet) – 0.18%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$205,865

Funds, Trusts, and Other
Financial Vehicles – 0.25%
Spectra Energy Capital LLC
8.000%, 10/01/2019	$250,000	$258,125	$287,003

Machinery Manufacturing – 0.24%
Applied Materials, Inc.
7.125%, 10/15/2017	$250,000	$250,853	$267,881

TOTAL CORPORATE BONDS		$708,570	$760,749

	Shares	Cost	Value
SHORT-TERM INVESTMENTS – 3.42%

Mutual Fund – 3.42%
SEI Daily Income Trust Treasury –
Class A, 0.15% (b)	3,851,984	$3,851,984	$3,851,984

TOTAL SHORT-TERM INVESTMENTS		$3,851,984	$3,851,984

TOTAL INVESTMENTS – 100.16%		$62,812,322	$112,954,536
LIABILITIES IN EXCESS
OF OTHER ASSETS – (0.16)%			(183,804)
TOTAL NET ASSETS – 100.00%			$112,770,732

See accompanying Notes to the Financial Statements.

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	Variable rate security; the rate shown is the effective date as of June 30, 2016.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2016
(Unaudited)

ASSETS:
Investments in securities, at fair value (cost: $62,812,322)	$112,954,536
Receivables
Dividends and interest	51,890
Prepaid expenses	6,935

TOTAL ASSETS	$113,013,361

LIABILITIES:
Payables
Distributions to shareholders	$21,279
Payable for capital shares redeemed	1,000
Payable to Adviser	142,605
Accrued expenses	77,745

TOTAL LIABILITIES	$242,629

TOTAL NET ASSETS	$112,770,732

NET ASSETS CONSIST OF:
Capital Stock	$60,763,116
Accumulated undistributed net investment income	8,371
Accumulated undistributed net realized gain on investments	1,857,031
Unrealized appreciation on investments	50,142,214

TOTAL NET ASSETS	$112,770,732

SHARES OUTSTANDING
($0.0001 par value; 100,000,000 shares authorized)	2,374,188

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$47.50

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2016
(Unaudited)

INVESTMENT INCOME:
Dividend income	$762,618
Interest income	28,392

Total investment income	$791,010

EXPENSES:
Advisory fees	$280,229
Administration fees	53,826
Other	35,002
Fund accounting fees	25,112
Dividend disbursing and transfer agent fees	24,024
Independent director’s expenses and fees	21,934
Professional Services	12,836
Custody fees	7,082
Printing and supplies	6,720
Taxes and licenses	818

Total expenses	$467,583

NET INVESTMENT INCOME	$323,427

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,857,031

Net change in unrealized appreciation of investments	(5,235,643)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,378,612)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,055,185)

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
OPERATIONS:
Net investment income	$323,427	$653,622
Net realized gain on investments	1,857,031	1,626,485
Net decrease in unrealized
appreciation on investments	(5,235,643)	(1,632,934)

Net increase/(decrease) in net assets
resulting from operations	$(3,055,185)	$647,173

Net equalization of debits/credits:	(622)	(4,133)

Distributions to shareholders:
From net investment income	(320,236)	(649,468)
From net realized gains	—	(1,234,385)

Total distributions	$(320,236)	$(1,883,853)

Capital Share Transactions:
Net decrease in net assets
from capital share transactions	(221,536)	(4,493,264)

Total Decrease in Net Assets	$(3,597,579)	$(5,734,077)

NET ASSETS:
Beginning of the Period	$116,368,311	$122,102,388
End of the Period (including undistributed
net investment income of $8,371
and $5,802, respectively)	$112,770,732	$116,368,311

See accompanying Notes to the Financial Statements.

BRIDGES INVESTMENT FUND, INC.

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

	For the Six
	Months Ended	Years Ended December 31,
	June 30, 2016
	(Unaudited)	2015	2014	2013	2012	2011

Net asset value, beginning of period	$48.92	$49.56	$47.17	$36.95	$32.55	$32.51
Income from investment operations:
Net investment income[1]	0.14	0.27	0.26	0.24	0.21	0.16
Net realized and unrealized
gain/(loss) on investments	(1.42)	(0.12)	4.11	11.85	4.40	0.04
Total from investment operations	(1.28)	0.15	4.37	12.09	4.61	0.20

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.27)	(0.27)	(0.24)	(0.21)	(0.16)
Dividends from net realized gain	—	(0.52)	(1.71)	(1.63)	—	—
Total distributions	(0.14)	(0.79)	(1.98)	(1.87)	(0.21)	(0.16)

Net asset value, end of period	$47.50	$48.92	$49.56	$47.17	$36.95	$32.55

Total return	(2.63)%[2]	0.33%	9.37%	32.99%	14.16%	0.62%

Supplemental data and ratios:
Net assets, end of period
(in thousands)	$112,771	$116,368	$122,102	$110,156	$83,361	$73,779
Ratio of net expenses
to average net assets	0.84%[3]	0.80%	0.80%	0.85%	0.88%	0.88%
Ratio of net investment income
to average net assets	0.58%[3]	0.54%	0.55%	0.57%	0.58%	0.47%
Portfolio turnover rate	3.5%[2]	13.2%	13.6%	12.0%	17.0%	26.6%

See accompanying Notes to the Financial Statements.

[1]	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax difference.
[2]	Not Annualized.
[3]	Annualized.

BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016
(Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Bridges Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

A.	Investments –

Security transactions are recorded on trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discount and premium on fixed income securities is accreted or amortized into interest income using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.

Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of investments at fair value based on quoted market prices. Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using the bid price provided by an independent pricing service.  Other securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If no sales were reported on that day, quoted market price represents the closing bid price.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.  Government and retail money-market funds, for which neither vendor pricing nor market maker prices are available, shall be valued at amortized cost on the day of valuation, unless the investment adviser determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument shall be fair valued in accordance with the procedures established by the Fund’s Board of Directors).  Investments in privately held investment funds will be valued based upon the NAVs of such investments.

Securities for which prices are not readily available are valued by the Fund’s valuation committee (the “Valuation Committee”) at a fair value determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.

The Valuation Committee concludes that a price determined under the Fund’s valuation procedures is not readily available if, among other things, the Valuation Committee believes that the value of the security might be materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Valuation Committee shall continuously monitor for significant events that might necessitate the use of fair value procedures.

B.	Federal Income Taxes –

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies (“RICs”) to distribute all of its taxable income to shareholders.  Therefore, no Federal income tax provision for the Fund is required.  Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign securities.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.  The Fund has reclassified the components of its capital accounts for the year ended December 31, 2015, by increasing accumulated undistributed net investment income by $4,130, increasing accumulated undistributed net realized gain by $3 and decreasing capital stock by $4,133.

The Fund has not recorded any liability for material unrecognized tax benefits as of June 30, 2016.  It is the Fund’s policy to recognize accrued interest and penalties related to uncertain benefits in income tax expense as appropriate.

C.	Distribution To Shareholders –

The Fund records and pays dividends to shareholders on a quarterly basis on the ex-dividend date.  Distribution of net realized gains, if any, are recorded and made on an annual basis to shareholders on the ex-dividend date.

D.	Equalization –

The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income.  As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

E.	Use of Estimates –

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
F.	Fair Value Measurements –

GAAP defines fair value as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the six months ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the six months ended June 30, 2016, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$96,624,553	$—	$—	$96,624,553
Exchange Traded Funds	11,717,250	—	—	11,717,250
Corporate Bonds	—	760,749	—	760,749
Short-Term Investments	3,851,984	—	—	3,851,984
Total Investments
in Securities	$112,193,787	$760,749	$—	$112,954,536

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2016.  Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

(2)	INVESTMENT ADVISORY CONTRACT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Contract, Bridges Investment Management, Inc. (the “Investment Adviser”) furnishes investment advisory services for the Fund.  In return, the Fund has agreed to pay the Investment Adviser a management fee computed on a quarterly basis at the rate of 1/8 of 1% of the average month-end net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.  These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.  For the six months ended June 30, 2016, the Fund incurred $280,229 in advisory fees.

The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year.  Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.  There were no amounts reimbursed during the six months ended June 30, 2016.

The Fund has entered into a Board-approved contract with the Investment Adviser in which the Investment Adviser acts as primary administrator to the Fund at an annual rate of $42,000 and U.S. Bancorp Fund Services, LLC acts as sub-administrator to the Fund.  These administrative expenses are shown as Administration fees on the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

(3)	SECURITY TRANSACTIONS
The cost of long-term investment purchases during the six months ended June 30, 2016 and 2015, was:

	2016	2015
Non U.S. government securities	$4,306,283	$5,168,242

Net proceeds from sales of long-term investments during the six months ended June 30, 2016 and 2015, were:

	2016	2015
Non U.S. government securities	$3,766,508	$6,853,562

There were no long-term U.S. government transactions for the six months ended June 30, 2016 and 2015.
(4)	NET ASSET VALUE
The net asset value per share represents the effective price for all subscriptions and redemptions.
(5)	CAPITAL STOCK
Shares of capital stock issued and redeemed during the six months ended June 30, 2016 and 2015, were as follows:

	2016	2015
Shares sold	21,524	16,895
Shares issued to shareholders in
reinvestment of net investment income	5,848	5,358
	27,372	22,253
Shares redeemed	(32,035)	(119,499)
Net decrease	(4,663)	(97,246)

Value of capital stock issued and redeemed during the six months ended June 30, 2016 and 2015, was as follows:

	2016	2015
Net proceeds from shares sold	$1,007,155	$859,883
Reinvestment of distributions	278,909	271,441
	1,286,064	1,131,324
Cost of shares redeemed	(1,507,600)	(6,188,355)
Net decrease	$(221,536)	$(5,057,031)

(6)	DISTRIBUTIONS TO SHAREHOLDERS

On March 31, 2016 and June 30, 2016, cash distributions were declared from net investment income accrued through March 31, 2016 and June 30, 2016, respectively. These distributions were calculated as $0.065 and $0.07 per share. The dividends were paid on March 31, 2016 and June 30, 2016, to shareholders of record on March 30, 2016 and June 29, 2016.

(7)	FEDERAL INCOME TAX INFORMATION
The tax character of distributions during the years ended December 31, 2015 and 2014 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
12/31/15	$649,468	$1,234,385
12/31/14	$634,475	$4,093,888

As of December 31, 2015, the components of the tax basis cost of investments and net unrealized appreciation were as follows:

Federal tax cost of investments	$61,121,099
Unrealized appreciation	$55,908,896
Unrealized depreciation	(531,039)
Net unrealized appreciation	$55,377,857

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$55,377,857
Undistributed ordinary income	$5,802
Undistributed long term gains	—
Distributable earnings	5,802
Other accumulated loss	—
Total accumulated capital earnings	$55,383,659

As of December 31, 2015, the Fund did not have any capital loss carryovers.

ADDITIONAL DISCLOSURES
(Unaudited)

Availability of Quarterly Portfolio Holdings Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the First and Third Quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov or can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.) These reports can also be obtained from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and/procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and a report on how the Fund voted such proxies during the 12-month period ended June 30, 2016 can be obtained by request and without charge from the Fund by sending an e-mail to fund@bridgesinv.com or calling 1-800-939-8401, or from the SEC’s website at http://www.sec.gov.

Disclosure Regarding Fund Trustees and Officers

**Disinterested Persons
Also Known As Independent Directors**

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Daniel J. Brabec	Mr. Brabec has been a Director of Spectrum Financial Services, Inc.
Age: 57	in Omaha, Nebraska since February 1999 and has served as Vice
President, Secretary, and Treasurer since 2000. He has directly
Director	managed real estate and commercial credit assets for a number of
(2015 – present)	affiliates of Spectrum Financial Services, Inc. since January 2009.
Prior to that, he served as a Director of Great Western Bank, Omaha,
Nebraska and was its Chief Executive Officer and President from 2001 until its sale in 2008, and served as Controller for Great Western
Bancorporation in an interim role from 1999 to 2001. He began his career in banking in 1985 joining Pioneer Bank, St Louis, Missouri after three years with Control Data Corporation and served as
Executive Vice President, Security Officer and Director of Rushmore
Bank and Trust, Rapid City, South Dakota from 1993 to 1999. Mr.
Brabec has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors.

Nathan Phillips	Mr. Dodge is the President of N.P. Dodge Company since April 2014,
Dodge III	and prior to that position, served as the Executive Vice President. He
Age: 52	has worked at N.P. Dodge Company since October, 1993. Mr. Dodge is also a principal officer and director of a number of subsidiary and
Director	affiliated companies in the property management, insurance, and real
(2010 – present)	estate syndication fields. Mr. Dodge became a Director of Lauritzen
Corp. in 2008 and of First State Bank of Loomis in 2003.

Adam M. Koslosky	Mr. Koslosky is Vice Chairman of Magnolia Metal Corporation since
Age: 59	2015 and previously served as President and Chief Executive Officer.
Magnolia Metal Corporation is a bronze bearing manufacturer located
Director	in Omaha, Nebraska. Mr. Koslosky commenced his career with
(2007 – present)	Magnolia Metal Corporation in 1978. Mr. Koslosky also is a general partner of Mack Investments, Ltd. and Tax Matter Partner and Manager
of TriStone Property Group, LLC, both privately held investment companies located in Omaha, Nebraska. He has been a Director of
Nebraska Methodist Hospital Foundation since 1993. Mr. Koslosky has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley Act of 2002 and the regulations related thereto by the Fund’s Board of Directors. Mr. Koslosky serves as the Chairman of the Fund’s Audit Committee.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Michael C. Meyer	Mr. Meyer was elected Chairman on April 10, 2012. Mr. Meyer joined
Age: 57	McCarthy Capital Corporation as Operating Partner during March
2013. McCarthy Capital is an Omaha based private equity firm
Director	focused on lower middle market companies. Mr. Meyer retired from
(2008 – present)	Tenaska, Inc. during July 2014 after serving in various capacities since
1995. Tenaska is a privately held energy company located in Omaha,
Chairman	Nebraska. In his 30-plus years of financial and operations
(2012 – Present)	management experience in the banking and energy industries, Mr.
Meyer has held positions with the United States Treasury Department’s
Office of the Comptroller of the Currency, the Farm Credit System and
the First National Bank of Omaha. Mr. Meyer is on the Board of
Directors of the following privately held companies: Guild Mortgage
Company, LLC in San Diego, California, a residential mortgage loan company, MarketSphere Consulting, LLC, in Omaha, Nebraska, an
enterprise management and unclaimed property business and
Environmental Planning Group, LLC in Phoenix, Arizona, an
environmental consulting Group. Mr. Meyer has been designated as the Lead Independent Director of the Fund.

Robert Slezak	Mr. Slezak was elected Vice Chairman on April 10, 2012. Mr. Slezak
Age: 58	is currently an independent management consultant, and has been since
November 1999. Prior to that, Mr. Slezak served as Vice President,
Director	Chief Financial Officer and Treasurer of the Ameritrade Holding
(2008 – present)	Corporation from January 1989 to November 1999 and as a director from October 1996 to September 2002. Mr. Slezak currently serves as
Vice Chairman	a member of the board of directors of Pegasus Company, a developer of
(2012 – present)	solar power projects. Mr. Slezak has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley
Act of 2002 and the regulations related thereto by the Fund’s Board of Directors.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Kelly A. Walters	Kelly A. Walters is currently a partner with Kuehl Capital Holdings
Age: 55	LLC. Prior to that position, Mr. Walters was the President and Chief
Executive Officer of Condor Hospitality Trust, Inc. (formerly, Supertel
Director	Hospitality, Inc.), a NASDAQ listed hospitality real estate investment
(2013 – present)	trust based in Norfolk, Nebraska (Condor), from April 2009 through
February 2015. He is currently a member of the Condor Board of
Directors and has been since April 2010. Prior to joining Condor, Mr.
Walters was the Senior Vice President of Capital Markets at Investors
Real Estate Trust from October 2006 to March 2009. Prior to IRET,
Mr. Walters was a Senior Vice President and Chief Investment Officer
of Magnum Resources, Inc., a privately held real estate investment and operating company, from 1996 to 2006. Prior to Magnum, Mr. Walters was a Deputy Manager of Brown Brothers Harriman from 1993 to
1996, an Investment Manager at Peter Kiewit Sons, Inc. from 1985 to
1993, and a stockbroker at Piper, Jaffrey and Hopwood from 1983 to
1985. Mr. Walters has been determined to be an “audit committee financial expert” within the meaning of the Sarbanes Oxley Act of
2002 and the regulations related thereto by the Fund’s Board of
Directors.

Lyn Wallin	Ms. Wallin Ziegenbein is an attorney and currently serves as the
Ziegenbein	Executive Director Emerita of the Peter Kiewit Foundation, a private
Age: 63	foundation awarding charitable grants throughout Nebraska and portions of Iowa and Wyoming, since April 2013 and served as the
Director	Executive Director of the Peter Kiewit Foundation since March, 1983.
(2013 – present)	Ms. Wallin Ziegenbein has served on the Board of Directors of
Assurity Life Insurance Company since 1984 and of Lamp Rynearson
Engineering. Previously, Ms. Wallin Ziegenbein served on the Federal
Reserve Bank of Kansas City’s Omaha Branch Board of Directors from
2006 to 2011. Ms. Wallin Ziegenbein’s prior experience also includes serving as a director of Norwest Bank Nebraska and Lincoln Telephone and Telegraph. Ms. Wallin Ziegenbein also served as an Assistant
United States Attorney for Nebraska from 1978 to 1982.

*	Except as otherwise indicated, each individual has held the position shown or other positions in the same company for the last five years.

The address for all Fund Directors is, 8401 West Dodge Road, Suite 256, Omaha, Nebraska 68114

Interested Person Directors and Officers

The following Directors and Officers are interested persons of the Fund.  The determination of an interested person is based on the definition in Section 2(a)(19) of the Investment Company Act of 1940 and Securities and Exchange Commission Release (Release No. IC-24083, dated October 14, 1999), providing additional guidance to investment companies about the types of professional and business relationships that may be considered to be material for purposes of Section 2(a)(19).

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Edson L.	Since December 2000, Mr. Bridges has been President, Chief
Bridges III, CFA	Executive Officer, and Director of Bridges Investment Management,
Age: 57	Inc. Since August of 1983, Mr. Bridges was a full-time member of the professional staff of Bridges Investment Counsel, Inc. where he has
President	served as Executive Vice President since 1993. Mr. Bridges is also a
(1997 – present)	Director of that firm. Mr. Bridges has been responsible for securities research and the investment management for an expanding base of
Chief Executive	discretionary management accounts, including the Fund, for more than
Officer	15 years. Mr. Bridges was elected President of Bridges Investment
(2004 – present)	Fund, Inc. on April 11, 1997, and he assumed the position of Portfolio
Manager at the close of business on that date. Mr. Bridges became
Director	Chief Executive and Investment Officer of the Fund on April 13,
(1991 – present)	2004. Mr. Bridges is Chairman and a director of Bridges Investor
Services, Inc. and Chairman of the Board and a director of Provident
Trust Company. Mr. Bridges became a Director of Stratus Fund, Inc., an open-end, regulated investment company located in Lincoln,
Nebraska, in October, 1990 and is Chairman of the Audit Committee of
the Stratus Fund.

Robert W.	Mr. Bridges is an Executive Director, Portfolio Manager, and Co-Head
Bridges, CFA	of Behavioral Finance at Sterling Capital Management LLC. Sterling
Age: 50	Capital Management LLC, located in Charlotte, North Carolina, is an investment management company founded in 1970. Mr. Bridges
Director	commenced his career with Sterling Capital Management, LLC in
(2007 – present)	1996 and served in a variety of capacities including client service, systems integration, and compliance before assuming his current position in 2000. Mr. Bridges has been a Director of Bridges
Investment Counsel, Inc. since December 2006, and a Director of
Provident Trust Company since 2007. Prior to joining Sterling, Mr.
Bridges served in accounting, research analysis and several other roles for Bridges Investment Counsel, Inc. for six years. Mr. Bridges earned his B.S. in Business from Wake Forest University, and became a CFA charter holder in 2003.

Additional Officers of the Fund

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Edson L.	Mr. Bridges was elected Chairman Emeritus on April 15, 2006.
Bridges II, CFA	Mr. Bridges had previously served as Chairman, Vice-Chairman, Chief
Age: 83	Executive Officer, and President of the Fund. Mr. Bridges was
replaced by Edson L. Bridges III as Chief Executive Officer of the
Chairman Emeritus	Fund on April 13, 2004. Since December 2000, Mr. Bridges has
(2006 – present)	served as a director of Bridges Investment Management, Inc. In
September, 1959, Mr. Bridges became associated with the predecessor
Vice-Chairman	firm to Bridges Investment Counsel, Inc. and is presently the
(2005 – 2006)	President, Director, CEO, and Chief Compliance Officer of Bridges
Investment Counsel, Inc. Mr. Bridges is also President and Director
Chairman	of Bridges Investor Services, Inc., and is President, Director, and
(1997 – 2005)	Chief Executive Officer of Provident Trust Company, chartered to conduct business on March 11, 1992.
Chief Executive
Officer
(1997 – 2004)

President
(1970 – 1997)

Director
(1963 – 2007)

Nancy K. Dodge	Ms. Dodge has been an employee of Bridges Investment Management,
Age: 54	Inc. since 1994, where she serves as a Senior Vice President. After joining Bridges Investment Counsel, Inc. in January of 1980, her
Treasurer	career progressed through the accounting department of that Firm, to
(1986 – present)	her present position as Senior Vice President of Investor Support and
Fund Services. Ms. Dodge is the person primarily responsible for
Chief Compliance	overseeing day to day operations for the Fund, and she is also the key
Officer	person for handling relations with shareholders, the custodian bank,
(2006 – present)	transfer agent, and the auditor. She was appointed Chief Compliance
Officer of the Fund, as of November 21, 2006. Ms. Dodge is a Senior
Vice President and Director of Bridges Investor Services, Inc., and a
Senior Vice President and Trust Officer for Provident Trust Company.

Name, Age,
Position with
Fund and Term
of Office	Principal Occupation(s) and Directorships*
Brian	Mr. Kirkpatrick has been an employee of Bridges Investment
Kirkpatrick, CFA	Management since 1994. Mr. Kirkpatrick serves as a Senior Vice
Age: 44	President, Director of Research, Chief Compliance Officer, and
Director of Bridges Investment Management. Having joined Bridges
Executive	Investment Counsel, Inc. on August 24, 1992, he is a Senior Vice
Vice President	President of Bridges Investment Counsel, and has been a full-time
(2006 – present)	member of the professional staff of Bridges Investment Counsel, Inc., responsible for securities research, and the investment management for
Vice President	an expanding base of discretionary management accounts, including
(2000 – 2006)	the Fund, for more than 15 years. Mr. Kirkpatrick was appointed Sub
Portfolio Manager of the Fund on April 12, 2005.

Mary Ann Mason	Ms. Mason has been an employee of Bridges Investment Management
Age: 64	since 1994, where she currently serves as Senior Vice President,
Corporate Secretary, and Treasurer. She joined Bridges Investment
Secretary	Counsel, Inc. in June 1981, and currently is Senior Vice President,
(1987 – present)	Corporate Secretary and Treasurer of such entity, and the Secretary,
Treasurer and Director of Bridges Investor Services, Inc. Ms. Mason
also acts as Vice President, Secretary and Treasurer for Provident Trust
Company.

Trinh Wu	Ms. Wu has been an employee of Bridges Investment Management and
Age: 59	has served Bridges Investment Counsel, Inc. since February 1, 1997.
Ms. Wu has functioned as the lead accountant for the day to day
Controller	operation of the Fund. Ms. Wu currently is the Senior Accountant of
(2001 – present)	Bridges Investment Counsel, Inc. Prior to her employment at Bridges
Investment Management, Inc., Ms. Wu performed operating and
accounting activities for 17 years in the Estate and Trust Department of the predecessor institutions to U.S. Bank, N.A. Nebraska. Ms. Wu was elected to the position of Controller of the Fund at the October 16,
2001 meeting of the Board of Directors. Ms. Wu is also Vice President,
Accounting and Internal Audits, for Provident Trust Company.

*	Except as otherwise indicated, each individual has held the position shown or other positions in the same company for the last five years.

The address for all Fund Officers is, 8401 West Dodge Road, Suite 256, Omaha, Nebraska 68114.

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available at the Fund’s website, www.bridgesfund.com, or by calling 1-800-939-8401.

(This Page Intentionally Left Blank.)

BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

Telephone  402-397-4700
Facsimile  402-397-8617

Directors
Daniel J. Brabec	Michael C. Meyer
Edson L. Bridges III	Robert T. Slezak
Robert W. Bridges	Kelly A. Walters
Nathan Phillips Dodge III	Lyn Wallin Ziegenbein
Adam M. Koslosky

Officers
Michael C. Meyer	Chairman and Lead Independent Director
Robert T. Slezak	Vice Chairman
Edson L. Bridges II	Chairman Emeritus
Edson L. Bridges III	President and Chief Executive and
Investment Officer
Brian M. Kirkpatrick	Executive Vice President
Mary Ann Mason	Secretary
Nancy K. Dodge	Treasurer and Chief Compliance Officer
Trinh Wu	Controller

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Corporate Counsel	Counsel to Independent Directors
Baird, Holm, LLP	Koley Jessen P.C.
Attorneys at Law	Attorneys at Law
1500 Woodmen Tower	One Pacific Place, Suite 800
Omaha, Nebraska 68102	1125 South 103 Street
Omaha, Nebraska 68124

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 3, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Bridges Investment Fund

By (Signature and Title)*    /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date   8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Edson L. Bridges III
Edson L. Bridges III, President, CEO, CIO

Date    8/29/16

By (Signature and Title)*    /s/ Brian M. Kirkpatrick
Brian M. Kirkpatrick, Executive Vice President

Date    8/29/16

By (Signature and Title)*    /s/ Nancy K. Dodge
Nancy K. Dodge
Treasurer/Principal Financial Officer, CCO

Date    8/29/16

* Print the name and title of each signing officer under his or her signature.